Premises And Equipment And Operating Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Premises And Equipment And Operating Leases [Abstract]
Depreciation	$ 381	$ 316
Operating lease, Weighted average remaining lease term	3 years 3 months 18 days
Operating lease, Weighted average discount rate	6.59%
Operating lease costs	$ 393	404
Variable lease costs	$ 244	$ 231